                              SEPARATE ACCOUNT VA-P

                                 PIONEER C-VISION

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1999

                                     ***

The first paragraph of the supplement dated July 29, 1999 is hereby amended in its entirety as follows:

Allmerica Financial Life Insurance and Annuity Company is offering a new Sub-Account of Separate Account VA-P. The Sub-Account will invest exclusively in shares of the Strategic Income Portfolio of the Pioneer Variable Contracts Trust. The Sub-Account may not be available in all states. Currently, the Strategic Income Portfolio is not available under contracts offered by First Allmerica Financial Life Insurance Company in New York. The following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

Supplement Dated July 30, 1999

                              SEPARATE ACCOUNT VA-P
                                PIONEER C-VISION

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1999

                                       ***
A new Sub-Account is available under the Contract. The Sub-Account will invest exclusively in shares of the Strategic Income Portfolio of the Pioneer Variable Contracts Trust. As such, the following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

Under "1. THE PIONEER C-VISION VARIABLE ANNUITY CONTRACT" on page P-1 of the Profile, the word "thirteen" is substituted for the word "twelve" in the second sentence of the second paragraph.

Under "4. INVESTMENT OPTIONS" on page P-2 of the Profile, the following is added to the listing of investment options: "Strategic Income Portfolio."

Under "5. EXPENSES" in the Profile, the following is inserted into the table on page P-3:

                                                                                           EXAMPLES:
                                                                                   TOTAL ANNUAL EXPENSES AT
                                                                                   ------------------------
                                    TOTAL ANNUAL    TOTAL ANNUAL
                                      INSURANCE      PORTFOLIO      TOTAL ANNUAL        (1)          (2)
PORTFOLIO                              CHARGES        EXPENSES        CHARGES         1 YEAR       10 YEARS
---------                              -------        --------        -------         ------       --------
Strategic Income Portfolio*.........    1.44%          1.25%           2.69%            $27          $299

The footnote under "5. EXPENSES" in the Profile is amended to add the following:

* Portfolio expenses are estimated and annualized for the Strategic Income Portfolio which commenced operations on July 30, 1999. Portfolio expenses are annualized for the Emerging Markets and Europe Portfolios which commenced operations on October 30, 1998. In addition, Pioneer Investment Management, Inc. has agreed voluntarily to waive its management fee and/or make other arrangements, if necessary, to reduce portfolio expenses. For more information, see the Fee Table in the Prospectus for the Contract.

"STRATEGIC INCOME PORTFOLIO" is added after Swiss Franc Bond Portfolio in the listing of Portfolios on page 1 of the Prospectus and in the listing of "UNDERLYING PORTFOLIOS (OR PORTFOLIOS)" under "SPECIAL TERMS" on page 5 of the Prospectus.

The following information on the Strategic Income Portfolio is added to the Annual Underlying Portfolio Expenses table on page 7 of the Prospectus:

                                                                     Other Expenses        Total Portfolio Expenses
                                           Management Fee              (after any            (after any waivers/
                                        (after any voluntary       reimbursements and         reimbursements and
Portfolio                                      waivers)                  offsets)                   offsets)
---------                               --------------------       ------------------      ------------------------
Strategic Income Portfolio(1).......            0.65%                     0.60%                      1.25%

Footnote 1 on page 7 of the Prospectus is amended as follows:

(1) The Strategic Income Portfolio commenced operations on July 30, 1999, therefore, expenses are estimated and annualized and should not be considered representative of future expenses. Actual expenses may be greater or less than those shown. The Emerging Markets and Europe Portfolios commenced operations on October 30, 1998; therefore, expenses shown are annualized after expense reimbursements and should not be considered representative of future expenses.

The paragraph following Footnote 3 on page 7 of the Prospectus is amended in its entirety as follows:

Pioneer is the investment adviser to each Portfolio. As of the date of this Prospectus, Pioneer has agreed voluntarily to limit its management fee and/or reimburse each Portfolio for expenses to the extent that total expenses will not exceed 1.75% for the Emerging Markets Portfolio; 1.50% for the International Growth Portfolio; 1.50% for the Europe Portfolio; 1.25% for the Growth Shares Portfolio, the Real Estate Growth Portfolio, the Growth and Income Portfolio, the Swiss Franc Bond Portfolio, the Strategic Income Portfolio, and the America Income Portfolio and 1.00% for the Money Market Portfolio. The declaration of a voluntary limitation and/or reimbursement in any year does not bind the Manager to declare future expense limitations with respect to these funds. These limitations/waivers may be terminated at any time with notice.

The following cumulative expense information is added to Examples (1), (2) and
(3) on pages 8 and 9 of the Prospectus:

                                             1 YEAR         3 YEARS         5 YEARS        10 YEARS
(1)                                          ------         -------         -------        --------
Strategic Income Portfolio..............       $27            $83             $141           $299

                                             1 YEAR         3 YEARS         5 YEARS        10 YEARS
(2)                                          ------         -------         -------        --------
Strategic Income Portfolio..............       $29            $90             $153           $323

                                             1 YEAR         3 YEARS         5 YEARS        10 YEARS
(3)                                          ------         -------         -------        --------
Strategic Income Portfolio..............       $32            $97             $165           $346

The description of the Variable Account under "WHAT ARE MY INVESTMENT CHOICES?" on page 12 of the Prospectus is deleted and replaced with the following:

         THE VARIABLE ACCOUNT. You have the choice of Sub-Accounts investing in the thirteen Underlying Portfolios:

         Emerging Markets Portfolio         Growth and Income Portfolio
         International Growth Portfolio     Equity-Income Portfolio
         Europe Portfolio                   Balanced Portfolio
         Capital Growth Portfolio           Swiss Franc Bond Portfolio
         Growth Shares Portfolio            Strategic Income Portfolio
         Real Estate Growth Portfolio       America Income Portfolio
                                            Money Market Portfolio

Under "PIONEER VARIABLE CONTRACTS TRUST" on page 17 of the Prospectus, the word "thirteen" is substituted for the word "twelve" and "STRATEGIC INCOME PORTFOLIO" is added after Swiss Franc Bond Portfolio in the fifth sentence.

The following summary of the investment objective of the Strategic Income Portfolio is inserted as the eleventh Portfolio summary under "INVESTMENT OBJECTIVES AND POLICIES" on page 18 of the Prospectus:

     STRATEGIC INCOME PORTFOLIO - seeks to invest in debt securities for a high level of current income.


THE FOLLOWING INFORMATION IS ADDED TO THE FEE DISCLOSURES UNDER "INVESTMENT ADVISORY SERVICES" ON PAGE 19 OF THE PROSPECTUS:

                                                     MANAGEMENT FEE AS A
                                                   % OF PORTFOLIO'S AVERAGE
                                                       DAILY NET ASSETS
                                                       ----------------
     Strategic Income...........................            0.65%

Supplement Dated July 29, 1999